FAIR VALUE DISCLOSURES, Quantitative Information About Level 3 (Details)		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Impaired Loans Installment [Member]
Ranges and Weighted Average [Abstract]
Total Impaired collateral value		$ 160,000	$ 140,000
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset Fair Value [Abstract]
Servicing asset fair value		$ 16,904,000	$ 19,171,000
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Float Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.0043	0.0173
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Minimum [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cost to Service [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		69	66
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Minimum [Member] | Significant Unobservable Inputs (Level 3) [Member] | Ancillary Income [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		20	20
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Minimum [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Discount Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.1000	0.1000
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Minimum [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Prepayment Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.0792	0.0701
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Maximum [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cost to Service [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		289	316
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Maximum [Member] | Significant Unobservable Inputs (Level 3) [Member] | Ancillary Income [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		37	37
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Maximum [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Discount Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.1300	0.1300
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Maximum [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Prepayment Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.6470	0.6934
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Weighted Average [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cost to Service [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		79	81
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Weighted Average [Member] | Significant Unobservable Inputs (Level 3) [Member] | Ancillary Income [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		22	22
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Weighted Average [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Discount Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.1009	0.1014
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Weighted Average [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Float Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.0043	0.0173
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Weighted Average [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Prepayment Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.2085	0.1496
Nonrecurring Basis [Member] | Impaired Loans Commercial [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset Fair Value [Abstract]
Impaired loans fair value		$ 8,054,000	$ 971,000
Nonrecurring Basis [Member] | Impaired Loans Commercial [Member] | Minimum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input		(0.400)	(0.480)
Nonrecurring Basis [Member] | Impaired Loans Commercial [Member] | Maximum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input		0.750	0.192
Nonrecurring Basis [Member] | Impaired Loans Commercial [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input		0.038	(0.056)
Nonrecurring Basis [Member] | Impaired Loans Mortgage and Installment [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset Fair Value [Abstract]
Impaired loans fair value	[1]	$ 1,020,000	$ 2,467,000
Nonrecurring Basis [Member] | Impaired Loans Mortgage and Installment [Member] | Minimum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	[1]	(0.733)	(0.252)
Nonrecurring Basis [Member] | Impaired Loans Mortgage and Installment [Member] | Maximum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	[1]	1.046	0.492
Nonrecurring Basis [Member] | Impaired Loans Mortgage and Installment [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	[1]	(0.015)	0.115
Nonrecurring Basis [Member] | Other Real Estate Mortgage and Installment [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset Fair Value [Abstract]
Other real estate fair value			$ 59,000
Nonrecurring Basis [Member] | Other Real Estate Mortgage and Installment [Member] | Minimum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Other real estate measurement input			(0.116)
Nonrecurring Basis [Member] | Other Real Estate Mortgage and Installment [Member] | Maximum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Other real estate measurement input			0.050
Nonrecurring Basis [Member] | Other Real Estate Mortgage and Installment [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Other real estate measurement input			(0.051)
Nonrecurring Basis [Member] | Other Real Estate Mortgage [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset Fair Value [Abstract]
Other real estate fair value		$ 102,000
Nonrecurring Basis [Member] | Other Real Estate Mortgage [Member] | Minimum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Other real estate measurement input		(0.131)
Nonrecurring Basis [Member] | Other Real Estate Mortgage [Member] | Maximum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Other real estate measurement input		0.024
Nonrecurring Basis [Member] | Other Real Estate Mortgage [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Other real estate measurement input		(0.036)

[1]	In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2020 and 2019 certain impaired collateral dependent installment loans totaling approximately $0.16 million and $0.14 million are secured by collateral other than real estate. For the majority of these loans, we apply internal discount rates to industry valuation guides.